Risks Arising from Financial Instruments - Summary of Effective Interest Rates at Balance Sheet (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
After hedging	$ 2,394	$ 1,734
Before hedging [Member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	6,362	14,613
Before hedging [Member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	$ 110,137	$ 108,130
Before hedging [Member] | Brazilian Real [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	9.22%	9.76%
After hedging	$ 122	$ 205
Before hedging [Member] | Brazilian Real [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	6.43%	6.67%
After hedging	$ 206	$ 375
Before hedging [Member] | Canadian Dollar [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	2.09%	1.55%
After hedging	$ 207	$ 386
Before hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	3.08%	2.93%
After hedging	$ 2,543	$ 886
Before hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	0.35%	0.20%
After hedging	$ 3,398	$ 3,037
Before hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	1.88%	0.26%
After hedging	$ 26,386	$ 23,991
Before hedging [Member] | South African Rand [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	8.00%	8.30%
After hedging	$ 666	$ 446
Before hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	1.48%	1.82%
After hedging	$ 1,285	$ 10,187
Before hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	4.18%	4.06%
After hedging	$ 74,476	$ 79,615
Before hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	16.68%	18.75%
After hedging	$ 450	$ 352
Before hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	3.36%	11.41%
After hedging	$ 252	$ 412
Before hedging [Member] | Australian Dollar [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	2.68%
After hedging	$ 234
Before hedging [Member] | Australian Dollar [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	3.70%	3.85%
After hedging	$ 1,838	$ 520
Before hedging [Member] | Peruvian Nuevo Sol [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	6.87%	5.88%
After hedging	$ 33	$ 119
Before hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	3.83%	6.80%
After hedging	$ 4,403	$ 2,212
After hedging [Member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	7,709	23,961
After hedging [Member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	$ 108,790	$ 98,782
After hedging [Member] | Brazilian Real [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	7.61%	12.62%
After hedging	$ 199	$ 729
After hedging [Member] | Brazilian Real [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	5.86%	6.20%
After hedging	$ 112	$ 258
After hedging [Member] | Canadian Dollar [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	2.45%	1.55%
After hedging	$ 224	$ 386
After hedging [Member] | Canadian Dollar [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	3.19%	2.89%
After hedging	$ 2,176	$ 554
After hedging [Member] | Euro [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	0.35%	0.12%
After hedging	$ 3,415	$ 4,046
After hedging [Member] | Euro [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	1.70%	1.86%
After hedging	$ 34,251	$ 26,396
After hedging [Member] | South African Rand [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	8.00%	8.30%
After hedging	$ 666	$ 446
After hedging [Member] | US Dollar [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	1.43%	2.33%
After hedging	$ 2,521	$ 18,002
After hedging [Member] | US Dollar [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	4.51%	4.15%
After hedging	$ 65,394	$ 68,928
After hedging [Member] | Other currency [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	16.68%	18.75%
After hedging	$ 450	$ 352
After hedging [Member] | Other currency [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	2.36%	11.41%
After hedging	$ 252	$ 412
After hedging [Member] | Australian Dollar [member] | Floating interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	2.68%
After hedging	$ 234
After hedging [Member] | Australian Dollar [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	3.70%	3.85%
After hedging	$ 1,838	$ 520
After hedging [Member] | Peruvian Nuevo Sol [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	6.87%	5.88%
After hedging	$ 33	$ 119
After hedging [Member] | Pound Sterling [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	3.80%	9.75%
After hedging	$ 3,734	$ 594
After hedging [Member] | South Korea [member] | Fixed interest rate [member]
Disclosure of detailed information about hedging instruments [line items]
After hedging	2.50%	2.50%
After hedging	$ 1,000	$ 1,000